Leases	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Leases
NOTE 17.	LEASES
PEMEX leases plants, transportation and storage equipment, port facilities, buildings and land. Leases generally run for a period of 1 to 20 years, in some cases with an option to renew the lease after that date. Some lease payments are renegotiated every five years to reflect that the rent payments are market compliant. Some of the leases provide for additional rental payments that are based on changes in local price indexes. For certain leases, PEMEX has restrictions to enter into a sublease agreement.
Plants, transport and storage equipment, port facilities, buildings and land leases were entered into in previous years as service, transportation and building leases. Previously, these leases were classified as operating leases under IAS 17.
PEMEX has rights of use assets for equipment whose contractual terms are from one to three years. These leases are short-term and / or low-value
item leases. PEMEX has decided not to recognize the
right-of-use
assets and lease liabilities for these leases.
Lease information where PEMEX is a lessee is presented as follows:

i.	Rights of use assets are as follow:

	Transport and storage equipment		Plants	Drilling equipment (1)	Rights of way	Port facilities	Buildings	Lands	Total
Balance at the beginning of the year	Ps.	40,029,595	24,099,662	6,223,655	1,922,291	371,348	75,771	38,258	72,760,580
Depreciation for the year		(5,377,668)	(1,854,894)	(162,153)	(86,343)	(33,949)	(16,015)	(3,029)	(7,534,050)
Additions		895,291	3,448,691	—	—	1,286,054	5,456	—	5,635,492
Foreign Exchange effects		(43,709)	—	—	—	—	—	—	(43,709)
Balance at the end of the year	Ps.	35,503,509	25,693,459	6,061,502	1,835,949	1,623,453	65,212	35,229	70,818,313

Estimated useful life		3 to 10 years	20 years	20 years	23 years	20 years	1 to 5 years	5 years

(1)	Note 13.F.

ii.	Leases liabilities are as follows:

	Total
Lease liabilities recognized at January 1, 2019	Ps.	70,651,797
- New leases		5,683,676
- Payments of principal and interests from leases		(10,709,421)
- Accrued interest		4,800,153
- Foreign exchange		(2,277,578)

Lease liabilities at December 31, 2019	Ps.	68,148,627

The obligation recognized as of December 31, 2019, amounted to Ps. 68,148,627, of which Ps. 5,847,085 was recognized in current liabilities and Ps. 62,301,542 in non-current liabilities.

iii.	Amounts recognized in the statement of comprehensive Income

	2019 Total
Depreciation of rights of use	Ps.	7,429,274
Interests from financial lease liabilities		5,360,072
Expenses related to short-term leases		58,701

Total
2018 Operating leases under IAS 17
Lease expenses	Ps.	7,780,691

iv.	2018 Capital Leases
As of December 31, 2018, assets acquired through these capital leases were as follows:

	2018
Investment in drilling equipment	Ps.	7,963,262
Less accumulated depreciation		(886,946)

	Ps.	7,076,316

The liabilities relating to the assets listed above are payable in the years following December 31, 2018 as presented below:

Year	Pesos		U.S. dollars
2019	Ps.	1,255,105	U.S. $	63,766
2020		1,186,253		60,268
2021		1,186,253		60,268
2022		1,186,253		60,268
2023		1,186,253		60,268
2024 and thereafter		892,218		45,330

		6,892,335		350,168
Less: short-term unaccrued interest		251,768		12,791
Less: long-term unaccrued interest		587,287		29,837

Total capital leases		6,053,280		307,540
Less: current portion of leases (excluding interest)		934,546		47,480

Total long-term capital leases	Ps.	5,118,734	U.S. $	260,060

The interest expense from capital leases for the year ended December 31, 2018, was Ps. 301,449.
Due to the adoption of IFRS 16, as of January 1, 2019, PEMEX recognizes the capital lease as rights of use and lease liability.